6. BUSINESS ACQUISITION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 2,374,584						$ 7,686,330
Net income (loss)	$ (466,130)	$ (550,825)	$ (86,110)	$ (80,483)	$ (125,948)	$ (299,285)	$ (1,103,065)	$ (505,716)	$ (614,871)	$ (351,390)
Income (loss) per share
Basic	$ (0.04)						$ (0.09)
Fully Diluted	$ (0.04)						$ (0.09)
Pro Froma
Revenues				2,413,438				7,348,803
Net income (loss)				$ 75,430				$ 163,828
Income (loss) per share
Basic				$ 0.01				$ 0.01
Fully Diluted				$ 0.01				$ 0.01